Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Tables
Schedule of intangible assets

Intangible assets of the Company are summarized as follows:

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit (merger)	1,392	106	$1,286
Core deposit (purchase)	$25	$25	—
Commission residual	600	600	—
Total	$2,017	$731	$1,286

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$25	$24	$1
Commission residual	600	561	39
Total	$625	$585	$40

Schedule of remaining amortization expense

The estimated future amortization expense on core deposit intangible assets for the years ending after December 31, 2014 are as follows:

Amortization
Expense
2015	$243
2016	217
2017	192
2018	167
2019	141
Thereafter	326
Total	$1,286